Defined benefit obligations - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Actual return on plan assets	SFr 43	SFr 20
Weighted average duration of defined benefit obligation	14 years 4 months 24 days	17 years 6 months
Estimate of benefit payments expected to be paid from defined benefit plan	SFr 299
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	25.00%
Percentage of reasonably possible decrease in actuarial assumption	25.00%
Percentage of decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	3.50%
Percentage of Increase in defined benefit obligation due to reasonably possible Decrease in actuarial assumption	3.70%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	1.10%
Percentage of Increase in defined benefit obligation due to reasonably possible Decrease in actuarial assumption	1.10%